Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/05 (Unaudited)

COMMON STOCKS (99.4%)(a)

	Shares	Value
Aerospace and Defense (3.1%)
L-3 Communications Holdings, Inc.	124,100	$9,657,462
Lockheed Martin Corp.	149,300	9,041,608
United Technologies Corp.	156,300	8,015,064
		26,714,134

Airlines (0.5%)
Southwest Airlines Co.	294,400	4,713,344

Banking (5.1%)
Commerce Bancorp, Inc.	400,100	12,191,047
U.S. Bancorp	729,800	21,587,484
Washington Mutual, Inc.	213,900	8,470,440
		42,248,971

Beverage (1.6%)
Coca-Cola Co. (The)	312,500	13,368,750

Biotechnology (2.6%)
Amgen, Inc. (NON)	232,300	17,599,048
Genentech, Inc. (NON)	48,400	4,385,040
		21,984,088

Building Materials (1.6%)
Masco Corp. (S)	228,900	6,523,650
Sherwin Williams Co.	157,100	6,684,605
		13,208,255

Commercial and Consumer Services (4.2%)
eBay, Inc. (NON)	381,100	15,091,560
Google, Inc. Class A (NON)	19,000	7,070,660
Yahoo!, Inc. (NON)	356,900	13,194,593
		35,356,813

Communications Equipment (3.3%)
Cisco Systems, Inc. (NON)	1,131,600	19,746,420
Qualcomm, Inc.	199,400	7,928,144
		27,674,564

Computers (5.6%)
Apple Computer, Inc. (NON)	230,000	13,245,700
Dell, Inc. (NON)	558,600	17,808,168
EMC Corp. (NON)	1,096,900	15,312,724
		46,366,592

Conglomerates (1.1%)
Tyco International, Ltd.	343,000	9,051,770

Consumer Finance (7.8%)
Capital One Financial Corp. (S)	196,900	15,033,315
Countrywide Financial Corp.	560,400	17,803,908
MBNA Corp.	1,267,200	32,402,304
		65,239,527

Electronics (3.7%)
Freescale Semiconductor, Inc. Class B (NON)	205,280	4,902,086
Intel Corp.	708,600	16,652,100
Texas Instruments, Inc.	314,500	8,978,975
		30,533,161

Financial (1.4%)
Fannie Mae	250,200	11,889,504

Health Care Services (6.3%)
Cardinal Health, Inc.	177,000	11,064,270

Express Scripts, Inc. (NON) (S)	69,800	5,263,618
HCA, Inc. (S)	169,800	8,182,662
Humana, Inc. (NON)	96,000	4,261,440
Medco Health Solutions, Inc. (NON)	113,000	6,384,500
UnitedHealth Group, Inc. (S)	296,900	17,187,541
		52,344,031

Homebuilding (1.0%)
NVR, Inc. (NON) (S)	11,800	8,088,900

Insurance (5.9%)
ACE, Ltd. (Bermuda)	160,800	8,377,680
American International Group, Inc. (SEG)	483,100	31,304,880
Everest Re Group, Ltd. (Barbados)	95,700	9,517,365
		49,199,925

Investment Banking/Brokerage (1.8%)
Bear Stearns Cos., Inc. (The)	49,000	5,184,200
Lehman Brothers Holdings, Inc.	84,200	10,076,214
		15,260,414

Leisure (0.7%)
Harley-Davidson, Inc. (S)	113,600	5,626,608

Lodging/Tourism (0.8%)
Royal Caribbean Cruises, Ltd.	151,000	6,257,440

Machinery (0.6%)
Parker-Hannifin Corp.	77,300	4,845,164

Manufacturing (0.6%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	135,600	5,124,324

Medical Technology (3.7%)
Baxter International, Inc.	230,000	8,792,900
Becton, Dickinson and Co.	137,200	6,962,900
Medtronic, Inc.	169,400	9,598,204
St. Jude Medical, Inc. (NON)	121,600	5,845,312
		31,199,316

Oil & Gas (7.7%)
Amerada Hess Corp. (S)	70,900	8,869,590
Apache Corp.	47,600	3,038,308
Burlington Resources, Inc.	68,700	4,961,514
Devon Energy Corp.	110,300	6,659,914
Exxon Mobil Corp.	138,500	7,775,390
Marathon Oil Corp.	160,200	9,637,632
Occidental Petroleum Corp.	156,800	12,368,384
Valero Energy Corp.	106,900	11,250,156
		64,560,888

Pharmaceuticals (5.0%)
Johnson & Johnson (SEG)	415,100	25,993,562
Pfizer, Inc.	428,400	9,313,416
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	175,800	6,701,496
		42,008,474

Power Producers (0.5%)
AES Corp. (The) (NON)	280,200	4,452,378

Publishing (1.3%)
McGraw-Hill Companies, Inc. (The)	129,100	6,318,154
R. R. Donnelley & Sons Co.	132,000	4,622,640
		10,940,794

Restaurants (2.4%)
McDonald's Corp.	289,400	9,145,040
Yum! Brands, Inc.	216,200	10,998,094
		20,143,134

Retail (8.0%)
Abercrombie & Fitch Co. Class A	116,600	6,062,034
Best Buy Co., Inc.	229,500	10,157,670
Home Depot, Inc. (The)	331,500	13,604,760
Lowe's Cos., Inc. (S)	183,900	11,175,603
Michaels Stores, Inc.	215,000	7,112,200
Staples, Inc.	646,900	14,704,037
Whole Foods Market, Inc.	30,300	4,367,139

		67,183,443

Schools (0.6%)
Apollo Group, Inc. Class A (NON) (S)	77,100	4,858,842

Semiconductor (0.9%)
Applied Materials, Inc. (S)	448,000	7,338,240

Software (3.3%)
Adobe Systems, Inc. (S)	156,200	5,037,450
Citrix Systems, Inc. (NON) (S)	149,900	4,132,743
McAfee, Inc. (NON) (S)	136,300	4,093,089
Oracle Corp. (NON)	640,800	8,125,344
Symantec Corp. (NON)	241,600	5,762,160
		27,150,786

Technology Services (1.6%)
Accenture, Ltd. Class A (Bermuda) (S)	159,000	4,183,290
Fair Isaac Corp.	76,400	3,190,464
Fiserv, Inc. (NON)	135,500	5,918,640
		13,292,394

Telecommunications (1.2%)
Sprint Nextel Corp. (S)	434,800	10,135,188

Tobacco (2.6%)
Altria Group, Inc.	285,400	21,419,270

Transportation Services (1.3%)
United Parcel Service, Inc. Class B	145,300	10,598,182

Total common stocks (cost $828,319,203)		$830,377,608

SHORT-TERM INVESTMENTS (7.9%)(a)

	Principal amount/shares	Value
Putnam Prime Money Market Fund (e)	14,421,035	$14,421,035
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.21% and due dates ranging from November 1,
2005 to December 9, 2005 (d)	$ 51,537,073	51,524,161

Total short-term investments (cost $65,945,196)		$65,945,196

TOTAL INVESTMENTS
Total investments (cost $894,264,399)(b)		$896,322,804

Putnam Growth Opportunities Fund
FUTURES CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
S&P 500 Index (Long)	16	$4,839,200	Dec-05	$43,415

NOTES
(a)	Percentages indicated are based on net assets of $835,142,280.

(b)	The aggregate identified cost on a tax basis is $895,059,586, resulting in gross unrealized appreciation and depreciation of $55,580,331 and $54,317,113, respectively, or net unrealized appreciation of $1,263,218.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at October 31, 2005.

(SEG)	A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2005, the value of securities loaned amounted to $50,153,362. The fund received cash collateral of $51,524,161 which is pooled with collateral of other Putnam funds into 16 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-
owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $43,560 for the period ended October 31, 2005. During the period ended October 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $57,954,380 and $54,157,116, respectively.

At October 31, 2005, liquid assets totaling $4,841,475 have been designated as collateral for open future contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the
New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”
Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and
Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam Research Fund

The fund's portfolio
10/31/05 (Unaudited)
COMMON STOCKS (99.1%)(a)
	Shares	Value

Aerospace and Defense (0.9%)
Boeing Co. (The)	143,700	$9,288,768

Airlines (0.6%)
Southwest Airlines Co.	397,800	6,368,778

Banking (7.2%)
Bank of America Corp.	613,100	26,816,994
Commerce Bancorp, Inc.	581,600	17,721,352
U.S. Bancorp	552,700	16,348,866
Washington Mutual, Inc.	332,400	13,163,040
		74,050,252

Biotechnology (2.5%)
Amgen, Inc. (NON)	178,500	13,523,160
Biogen Idec, Inc. (NON)	131,100	5,326,593
MedImmune, Inc. (NON)	186,500	6,523,770
		25,373,523

Building Materials (0.6%)
Masco Corp.	223,300	6,364,050

Cable Television (2.0%)
Comcast Corp. Class A (NON) (S)	728,900	20,285,287

Chemicals (1.0%)
E.I. du Pont de Nemours & Co. (S)	236,100	9,843,009

Commercial and Consumer Services (3.1%)
Cendant Corp.	717,600	12,500,592
eBay, Inc. (NON)	257,800	10,208,880
Yahoo!, Inc. (NON)	253,100	9,357,107
		32,066,579

Communications Equipment (2.6%)
Cisco Systems, Inc. (NON)	959,800	16,748,510
Qualcomm, Inc.	240,000	9,542,400
		26,290,910

Computers (3.3%)
Dell, Inc. (NON)	530,500	16,912,340
EMC Corp. (NON)	944,900	13,190,804
NCR Corp. (NON)	127,900	3,865,138
		33,968,282

Conglomerates (2.8%)
Danaher Corp.	178,100	9,279,010
Tyco International, Ltd.	737,400	19,459,986
		28,738,996

Consumer Finance (4.2%)
Capital One Financial Corp.	168,700	12,880,245
Countrywide Financial Corp.	554,600	17,619,642
MBNA Corp. (S)	505,300	12,920,521
		43,420,408

Consumer Goods (0.7%)
Avon Products, Inc.	259,500	7,003,905

Containers (0.5%)
Owens-Illinois, Inc. (NON)	264,100	5,028,464

Electric Utilities (3.3%)
Entergy Corp.	102,600	7,255,872
Exelon Corp.	257,500	13,397,725
PG&E Corp.	234,700	8,538,386
Wisconsin Energy Corp.	113,700	4,301,271
		33,493,254

Electronics (3.7%)
Analog Devices, Inc.	88,200	3,067,596
Freescale Semiconductor, Inc. Class A (NON) (S)	263,400	6,239,946
Intel Corp.	652,100	15,324,350
Microchip Technology, Inc.	67,700	2,042,509
Motorola, Inc. (S)	521,400	11,554,224
		38,228,625

Energy (0.9%)
Pride International, Inc. (NON)	315,300	8,850,471

Financial (2.7%)
Fannie Mae (S)	259,100	12,312,432
Freddie Mac	153,700	9,429,495
PMI Group, Inc. (The) (S)	157,300	6,273,124
		28,015,051

Forest Products and Packaging (0.5%)
Smurfit-Stone Container Corp. (NON) (S)	523,600	5,529,216

Health Care Services (2.1%)
Cardinal Health, Inc.	171,800	10,739,218
HCA, Inc.	149,800	7,218,862
Health Management Associates, Inc. Class A	165,200	3,536,932
		21,495,012

Homebuilding (0.7%)
NVR, Inc. (NON) (S)	10,500	7,197,750

Household Furniture and Appliances (0.8%)
Whirlpool Corp. (S)	102,300	8,030,550

Insurance (5.6%)
ACE, Ltd. (Bermuda)	220,100	11,467,210
American International Group, Inc. (SEG)	508,300	32,937,840
Everest Re Group, Ltd. (Barbados)	130,400	12,968,280
		57,373,330

Investment Banking/Brokerage (1.1%)
Bear Stearns Cos., Inc. (The)	103,500	10,950,300

Leisure (0.6%)
Brunswick Corp.	175,200	6,680,376

Lodging/Tourism (1.7%)
Las Vegas Sands Corp. (NON) (S)	205,100	7,034,930
Royal Caribbean Cruises, Ltd.	247,900	10,272,976
		17,307,906

Machinery (0.7%)
Parker-Hannifin Corp. (S)	113,100	7,089,108

Media (1.1%)
Walt Disney Co. (The)	481,100	11,724,407

Medical Technology (2.3%)
Becton, Dickinson and Co.	124,300	6,308,225
Boston Scientific Corp. (NON)	342,100	8,593,552
St. Jude Medical, Inc. (NON)	177,000	8,508,390
		23,410,167

Metals (0.5%)
United States Steel Corp.	138,000	5,041,140

Oil & Gas (8.9%)
Amerada Hess Corp.	101,000	12,635,100
Apache Corp.	153,200	9,778,756
Burlington Resources, Inc.	170,100	12,284,622
Chevron Corp.	503,400	28,729,038
Marathon Oil Corp.	219,700	13,217,152
Occidental Petroleum Corp.	187,000	14,750,560
		91,395,228

Pharmaceuticals (6.0%)
Barr Pharmaceuticals, Inc. (NON)	42,300	2,430,135
Caremark Rx, Inc. (NON)	84,100	4,406,840
Eli Lilly Co.	125,300	6,238,687
Johnson & Johnson	416,800	26,100,016
Mylan Laboratories, Inc.	181,600	3,488,536
Pfizer, Inc.	409,700	8,906,878
Wyeth	233,200	10,391,392
		61,962,484

Publishing (1.1%)
McGraw-Hill Companies, Inc. (The)	237,100	11,603,674

Railroads (0.4%)
Norfolk Southern Corp.	102,300	4,112,460

Restaurants (2.6%)
McDonald's Corp.	372,300	11,764,680
Outback Steakhouse, Inc. (S)	138,500	5,215,910
Yum! Brands, Inc.	182,900	9,304,123
		26,284,713

Retail (5.7%)
Abercrombie & Fitch Co. Class A	110,600	5,750,094
Kohl's Corp. (NON)	206,500	9,938,845
Lowe's Cos., Inc.	189,900	11,540,223
Michaels Stores, Inc.	313,100	10,357,348
Staples, Inc.	606,700	13,790,291
Supervalu, Inc.	243,800	7,662,634
		59,039,435

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	135,300	8,526,606

Semiconductor (1.3%)
Applied Materials, Inc.	479,500	7,854,210
Lam Research Corp. (NON)	152,400	5,141,976
		12,996,186

Software (2.3%)
Adobe Systems, Inc. (S)	230,900	7,446,525
Oracle Corp. (NON)	1,273,700	16,150,516
		23,597,041

Technology Services (2.3%)
Accenture, Ltd. Class A (Bermuda)	207,900	5,469,849
Automatic Data Processing, Inc.	257,700	12,024,282
Fiserv, Inc. (NON)	129,800	5,669,664
		23,163,795

Telecommunications (2.1%)
American Tower Corp. Class A (NON)	208,300	4,967,955
Sprint Nextel Corp.	717,690	16,729,354
		21,697,309

Tobacco (2.7%)
Altria Group, Inc.	370,000	27,768,500

Transportation Services (1.8%)

United Parcel Service, Inc. Class B	252,500	18,417,350

Waste Management (0.8%)
Waste Management, Inc.	269,500	7,952,945

Total common stocks (cost $1,013,318,178)		$1,017,025,600
SHORT-TERM INVESTMENTS (2.7%)(a) (cost $27,450,534)
	Principal amount	Value
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.21% and due dates ranging from November 1,
2005 to December 9, 2005 (d)	$27,457,413	$27,450,534

TOTAL INVESTMENTS
Total investments (cost $1,040,768,712) (b)		$1,044,476,134

FUTURES CONTRACTS OUTSTANDING at 10/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	24	$7,258,800	Dec-05	$169,156

NOTES

(a) Percentages indicated are based on net assets of $1,026,262,989.

(b) The aggregate identified cost on a tax basis is $1,041,601,387, resulting in gross unrealized appreciation and depreciation of $62,971,076 and $60,096,329, respectively, or net unrealized appreciation of $2,874,747.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at October 31, 2005.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2005, the value of securities loaned amounted to $26,859,857. The fund received cash collateral of $27,450,534, which is pooled with collateral of other Putnam funds into 16 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $42,711 for the period ended October 31, 2005. During the period ended October 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $60,192,621 and $65,828,352, respectively.

At October 31, 2005, liquid assets totaling $7,258,800 have been designated as collateral for open futures contracts.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005